7. LOANS, NET	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
LOANS, NET

The following lists the components of loans, net:

	December 31,	December 31,
	2016	2015
Loans	$379,370	$253,268
Less: Provision for credit losses	(5,094)	(2,609)
Less: Deferred loan origination fees	(2,975)	─

Loans, net	$371,301	$250,659

Loans, net arise from loans made from the CeraVest P2P platform, for which the Company enters into a six-month lending agreement with SMBs with principal and interest payable in full at maturity by the SMBs. As of December 31, 2016 and 2015, the effective interest rate charged for CeraVest loans was approximately 8.62% per annum on both years.

Credit quality of loans, net

The carrying amounts of the current and past due loans as of December 31, 2016 were as follows:

December 31, 2016	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross loans	$343,152	$7,963	$28,255	$379,370
Less: Provision for credit losses	(978)	(675)	(3,441)	(5,094)
Less: Deferred loan origination fees	(2,975)	─	─	(2,975)
Loans, net	$339,199	$7,288	$24,814	$371,301

(1)	Loans less than 30 days past due are presented as current.

The carrying amounts of the current and past due loans as of December 31, 2015 were as follows:

December 31, 2015	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross loans	$250,319	$1,710	$1,239	$253,268
Less: Provision for credit losses	(2,468)	(26)	(115)	(2,609)
Less: Deferred loan origination fees	─	─	─	─
Loans, net	$247,851	$1,684	$1,124	$250,659

(1)	Loans less than 30 days past due are presented as current.

Provision for credit losses charged in the consolidated statements of operations for the CeraVest business was approximately $2,772, $2,527 and $198 for the years ended December 31, 2016, 2015 and 2014, respectively.